Note 2 - Acquisitions (Details) - Assets Acquired and Liabilities Assumed - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2015	Sep. 30, 2015	Dec. 31, 2014
Note 2 - Acquisitions (Details) - Assets Acquired and Liabilities Assumed [Line Items]
Property and equipment	$ 1,539,321	$ 1,539,321
Intangible assets	1,531,041	1,531,041
Favorable leases	17,469	17,469
Goodwill	2,948,363	2,948,363	$ 677,204
Deferred membership revenue	(117,301)	(117,301)
Bargain purchase gain	(384,214)	(384,214)
The Joint RRC Corp [Member]
Note 2 - Acquisitions (Details) - Assets Acquired and Liabilities Assumed [Line Items]
Property and equipment			297,630
Intangible assets			153,000
Goodwill			677,204
Total assets acquired			1,127,834
Unfavorable leases			(227,834)
Net assets acquired			$ 900,000
Reacquisitions of Franchises throughout Arizona and California and Acquisition of Clinic in Tempe, Arizona [Member]
Note 2 - Acquisitions (Details) - Assets Acquired and Liabilities Assumed [Line Items]
Property and equipment	1,539,321	1,539,321
Intangible assets	1,531,041	1,531,041
Favorable leases	17,469	17,469
Goodwill	2,312,259	2,312,259
Total assets acquired	5,400,090	5,400,090
Deferred membership revenue	(117,301)	(117,301)
Net assets acquired	$ 5,282,789	5,282,789
Bargain purchase gain		(384,214)
Net purchase price		$ 4,898,575